INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventory is composed of the following:

	December 31,
	2018	2017(*)

Raw materials and components	$10,758	$9,578
Work in progress	7,297	7,657
Spare parts	19,557	20,544
Finished goods	993	851

Total inventory (**)	$38,605	$38,630

  (*) reclassified
(**) The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2018 and 2017 were $8,284 and $8,615, respectively.